Taxes Payable (Tables)	12 Months Ended
Dec. 31, 2023
Taxes Payable [Abstract]
Schedule of Taxes Payable

Taxes payable consisted of the following:

	As of December 31,
	2023	2022
Corporate income taxes	$379,395	$502,588
Value added tax	121,691	264,245
Construction tax	14,615	32,063
Individual income tax	3,598	2,081
Total taxes payable	$519,299	$800,977